SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Other invested assets
Equity method investment percentage used to determine accounting treatment	5.00%
Fair value of repurchase agreements accounted for as collateralized borrowing transactions	$ 563,000,000
Fair value of reverse repurchase agreements accounted for as collateralized lending transactions	7,000,000,000
Premiums and other receivables
Allowance for doubtful accounts on premiums and other receivables	484,000,000	515,000,000
Allowance for doubtful accounts on reinsurance assets	365,000,000	492,000,000
Minimum [Member]
Other invested assets
Investee's reporting period prior to the end of entity's reporting period (in months)	1
Maximum [Member]
Other invested assets
Investee's reporting period prior to the end of entity's reporting period (in months)	3
AIA Group Limited (AIA)
Other invested assets
Percentage of equity method investments which is accounted under fair value option	33.00%
Fair value of securities collateral received by AIG	6,800,000,000
Securities repledged by AIG	$ 122,000,000